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                              Janus Investment Fund
                       Janus Government Money Market Fund

                        Supplement dated October 9, 2008
                       to Currently Effective Prospectuses

Effective October 9, 2008, the following supplements information found in the SHAREHOLDER'S GUIDE section of the Prospectus under "PRICING OF FUND SHARES," "PURCHASES," "EXCHANGES," and "REDEMPTIONS":

     Janus Government Money Market Fund reserves the right to close in conjunction with the closure of the bond markets (i.e., when the bond markets are closed or close early).

                Please retain this Supplement with your records.

                              Janus Investment Fund
                       Janus Government Money Market Fund

                        Supplement dated October 9, 2008
                       to Currently Effective Prospectuses

Effective October 9, 2008, the following supplements information found in the SHAREHOLDER'S MANUAL section of the Prospectus under "PAYING FOR SHARES," "NAV DETERMINATION," and "POLICIES IN RELATION TO TRANSACTIONS":

     Janus Government Money Market Fund reserves the right to close in conjunction with the closure of the bond markets (i.e., when the bond markets are closed or close early).

                 Please retain this Supplement with your records